S-K 1603(b) Conflicts of Interest	Nov. 06, 2026
SPAC Sponsor, Conflict of Interest [Line Items]
Conflict of Interest, Description [Text Block]	A target business affiliated with at-risk capital investors would not be considered an affiliated entity for purposes of this requirement. In the event we seek to complete our initial business combination with a company that is affiliated with our sponsor (including its members), officers or directors, we, or a committee of independent directors, would obtain an opinion from an independent investment banking firm or another independent entity that commonly renders valuation opinions or from an independent accounting firm, that our initial business combination is fair to our shareholders from a financial point of view. We are not required to obtain such an opinion in any other context. If no opinion is obtained, you may have no assurance from an independent source that the price we are paying for the business is fair to our shareholders from a financial point of view and our shareholders will be relying on the business judgment of our board of directors, which will have significant discretion in choosing the standard used to establish the fair market value of the target or targets, and different methods of valuation may vary greatly in outcome from one another. Such standards used will be disclosed in our tender offer documents or proxy solicitation materials, as applicable, related to our initial business combination. While we consider it likely that our board of directors will be able to make an independent determination of the fair market value of our initial business combination, it may be unable to do so if it is less familiar or experienced with the business of a particular target or if there is a significant amount of uncertainty as to the value of the target’s assets or prospects. Additionally, pursuant to NYSE rules, any initial business combination must be approved by a majority of our independent directors.
SPAC Sponsor and Affiliates Information, Restrictions on Sale of SPAC Securities [Table Text Block]

Pursuant to a letter agreement to be entered with us, each of our initial shareholders and Maxim (and its designees) will agree to restrictions on its ability to transfer, assign, or sell the founder shares, representative’s shares and private placement units, as summarized in the table below.

Subject Securities	Expiration Date	Natural Persons and Entities Subject to Restrictions	Exceptions to Transfer Restrictions
Founder Shares

The earlier to occur of (A) six months after the completion of our initial business combination or earlier if (B) subsequent to our initial business combination, (x) if the last sale price of the Class A ordinary shares equals or exceeds $12.00 per share (as adjusted for share splits, share capitalizations, rights issuances, subdivisions, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing after our initial business combination or (y) the date on which we complete a liquidation, merger, share exchange, reorganization

A SPAC VI (Holdings) Corp. Claudius Tsang At-risk capital investors Chi Lun Lo Ashley Bancroft Betty Liu

Transfers permitted (a) to our or Maxim’s officers, directors, advisors or consultants, any affiliate or family member of any of our or Maxim’s officers, directors, advisors or consultants, any members or partners of the sponsor or their affiliates and funds and accounts advised by such members or partners, any affiliates of the sponsor, or any employees of such affiliates, or any affiliates or members of the directors or officers of the Sponsor’s member (or in the case of the at-risk capital investors, to any person, provided that, prior to any transfer of any founder shares by the

Subject Securities	Expiration Date	Natural Persons and Entities Subject to Restrictions	Exceptions to Transfer Restrictions

or other similar transaction following the completion of our initial business combination that results in all of our shareholders having the right to exchange their Class A ordinary shares for cash, securities or other property.

at-risk capital investors, such person must enter into a written agreement agreeing to be bound by the terms of the subscription agreements entered into with us and the at-risk capital investors), (b) in the case of an individual, as a gift to such person’s immediate family or to a trust, the beneficiary of which is a member of such person’s immediate family, an affiliate of such person or to a charitable organization; (c) in the case of an individual, by virtue of laws of descent and distribution upon death of such person; (d) in the case of an individual, pursuant to a qualified domestic relations order; (e) in the case of a trust, by distribution to one or more permissible beneficiaries of such trust; (f) by private sales or transfers made in connection with any forward purchase agreement or similar arrangement, in connection with an extension of the completion window or in connection with the consummation of a business combination at prices no greater than the price at which the shares, or rights were originally purchased; (g) pro rata distributions from our sponsor or Maxim to its respective members, partners or shareholders pursuant to our sponsor’s or Maxim’s limited liability company agreement or other charter documents; (h) by virtue of the laws of the British Virgin Islands or our sponsor’s memorandum and articles of association (as may be amended) upon dissolution of our sponsor or upon dissolution of Maxim; (i) to us for no

Subject Securities	Expiration Date	Natural Persons and Entities Subject to Restrictions	Exceptions to Transfer Restrictions

value for cancellation in connection with the consummation of an initial business combination; (j) in the event of our liquidation prior to our consummation of our initial business combination; (k) in the event that, subsequent to our consummation of an initial business combination, we complete a liquidation, merger, share exchange or other similar transaction which results in all of our shareholders having the right to exchange their Class A ordinary shares for cash, securities or other property; or (l) to a nominee or custodian of a person or entity to whom a transfer would be permissible under clauses (a) through (h) and shall also include a person or entity to whom a holder of the Founder Share or the Private Placement Units is permitted to transfer such securities prior to the expiration of the lock-up under the letter agreement, the subscription agreements, the registration rights agreement, and any other applicable agreement between such holder and us, and to any transferee thereafter; provided, however, that in the case of clauses (a) through (h) and clause (l) these permitted transferees must enter into a written agreement agreeing to be bound by these transfer restrictions and the other restrictions contained in the letter agreements.

Private placement units (including the securities underlying such units)	The completion of our initial business combination.	A SPAC VI (Holdings) Corp. Maxim Group LLC, or its designees At-risk capital investors	Same as above
Subject Securities	Expiration Date	Natural Persons and Entities Subject to Restrictions	Exceptions to Transfer Restrictions
Representative’s shares	The completion of our initial business combination.	Maxim Group LLC or its designees	Transfers permitted to any underwriter and selected dealer participating in the offering and their officers, partners, registered persons or affiliates.

Any units (other than the private placement units), rights, ordinary shares or any other securities convertible into, or exercisable or exchangeable for, any units, ordinary shares, founder shares or rights

	180 days after the date of the prospectus.	A SPAC VI (Holdings) Corp. Maxim Group LLC or its designees Claudius Tsang At-risk capital investors Chi Lun Lo Ashley Bancroft Betty Liu

The representative in its sole discretion may release any of the securities subject to these lock-up agreements at any time without notice, other than in the case of the officers and directors, which shall be with notice. Our initial shareholders are also subject to separate transfer restrictions on their founder shares and private placement units (including the securities underlying such units) pursuant to the letter agreement described in the immediately preceding paragraphs.

SPAC Officers and Directors [Member]
SPAC Sponsor, Conflict of Interest [Line Items]
Conflict of Interest, Description [Text Block]	Our officers and directors are not required to, and will not, commit their full time to our affairs, which may result in a conflict of interest in allocating their time between our operations and our search for a business combination and their other businesses. We do not intend to have any full-time employees prior to the completion of our initial business combination. Each of our officers is engaged in several other business endeavors for which he may be entitled to substantial compensation, and our officers are not obligated to contribute any specific number of hours per week to our affairs.
Initial Shareholders [Member]
SPAC Sponsor, Conflict of Interest [Line Items]
Conflict of Interest, Description [Text Block]	Our initial shareholders purchased founder shares prior to the date of this prospectus and will purchase private placement units in a transaction that will close simultaneously with the closing of this offering. On [•], 2026, our sponsor transferred 20,000 founder shares to each of Mr. Bancroft, Mr. Lo and Ms. Liu at their original purchase price, resulting in an aggregate of 60,000 founder shares transferred to its independent directors. Our initial shareholders and Maxim (and its designees) will enter into a letter agreement with us, pursuant to which they will agree to waive their redemption rights with respect to their founder shares, representative’s shares, private placement shares and public shares in connection with the completion of our initial business combination. Additionally, our initial shareholders and Maxim (and its designees) will agree to waive their rights to liquidating distributions from the trust account with respect to their founder shares and private placement shares if we fail to complete our initial business combination within the prescribed time frame, although they will be entitled to liquidating distributions from assets outside the trust account. If we do not complete our initial business combination within the prescribed time frame, the proceeds of the sale of the private placement units held in the trust account will be used to fund the redemption of our public shares and rights will expire worthless. Furthermore, our sponsor, officers and directors will agree not to transfer, assign or sell any of their founder shares and any Class A ordinary shares issuable upon conversion thereof until the earlier to occur of (A) six months after the completion of our initial business combination or earlier if (B) subsequent to our initial business combination, (x) if the last sale price of the Class A ordinary shares equals or exceeds $12.00 per share (as adjusted for share splits, share capitalizations, rights issuances, subdivisions, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing after our initial business combination or (y) the date on which we complete a liquidation, merger, share exchange, reorganization or other similar transaction following the completion of our initial business combination that results in all of our shareholders having the right to exchange their Class A ordinary shares for cash, securities or other property The private placement units will not be transferable until the completion of our initial business combination. Because each of our officers and director nominees will own ordinary shares or rights directly or indirectly, they may have a conflict of interest in determining whether a particular target business is an appropriate business with which to effectuate our initial business combination.
Sponsor and Members [Member]
SPAC Sponsor, Conflict of Interest [Line Items]
Conflict of Interest, Description [Text Block]	Our sponsor and members of our management team will directly or indirectly own our securities following this offering, and accordingly, they may have a conflict of interest in determining whether a particular target business is an appropriate business with which to effectuate our initial business combination. Upon the closing of this offering, our sponsor will have invested in us an aggregate of $1,790,000, comprised of the $25,000 purchase price for the founder shares (or approximately $0.0065 per share) and the $1,765,000 purchase price for the private placement units (or $10.00 per unit). Accordingly, our management team, which owns interests in our sponsor, may be more willing to pursue a business combination with a riskier or less-established target business than would be the case if our sponsor had paid the same per share price for the founder shares as our public shareholders paid for their public shares in this offering.
Management Team [Member]
SPAC Sponsor, Conflict of Interest [Line Items]
Conflict of Interest, Description [Text Block]	Certain members of our management team may receive compensation upon consummation of our initial business combination, and accordingly, they may have a conflict of interest in determining whether a particular target business is an appropriate business with which to effectuate our initial business combination as such compensation will not be received unless we consummate such business combination.